Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2015

Collection Period	Aug-15	30/360 Days	30	Collection Period Start	1-Aug-15
Distribution Date	15-Sep-15	Actual/360 Days	29	Collection Period End	31-Aug-15
				Prior Month Settlement Date	17-Aug-15
				Current Month Settlement Date	15-Sep-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,330,906,953.89	82,697,093.56	72,954,226.97	0.056029
Yield Supplement Overcollaterization		28,823,603.60	399,563.30	328,370.23
Total Adjusted Portfolio		1,302,083,350.29	82,297,530.26	72,625,856.74
Total Adjusted Securities		1,302,083,350.29	82,297,530.26	72,625,856.74	0.055777
Class A-1 Notes	0.40817%	293,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.74000%	487,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.95000%	370,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.24000%	100,000,000.00	30,214,179.97	20,542,506.45	0.205425
Certificates	0.00000%	52,083,350.29	52,083,350.29	52,083,350.29	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	0.00	0.00	-	-
Class A-4 Notes	9,671,673.52	31,221.32	96.7167352	0.3122132
Certificates	0.00	0.00	-	-
Total Securities	9,671,673.52	31,221.32

I. COLLECTIONS

Interest:
Interest Collections		183,130.73
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		183,130.73

Principal:
Principal Collections		9,705,593.67
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		9,705,593.67

Recoveries of Defaulted Receivables		142,504.79
Servicer Advances		0.00

Total Collections		10,031,229.19

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	21,252	82,297,530.26
Total Principal Payment		9,671,673.52
	19,829	72,625,856.74

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2015

III. DISTRIBUTIONS

Total Collections	10,031,229.19
Reserve Account Draw	0.00
Total Available for Distribution	10,031,229.19

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	68,914.24
Servicing Fee Paid	68,914.24
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00

Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	31,221.32

Class A-4 Notes Monthly Interest Paid	31,221.32
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	31,221.32
Total Note Monthly Interest Paid	31,221.32
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	9,931,093.63

4. Total Monthly Principal Paid on the Notes	9,671,673.52

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	9,671,673.52
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	259,420.11
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	259,420.11

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,255,208.38
Required Reserve Account Amount	3,255,208.38
Beginning Reserve Account Balance	3,255,208.38
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,255,208.38

Required Reserve Account Amount for Next Period	3,255,208.38

VI. POOL STATISTICS

Weighted Average Coupon	2.69%
Weighted Average Remaining Maturity	14.28

Principal Recoveries of Defaulted Receivables	142,504.79
Principal on Defaulted Receivables	37,272.92
Pool Balance at Beginning of Collection Period	82,697,093.56
Net Loss Ratio	-1.53%

Net Loss Ratio for Second Preceding Collection Period	-0.58%
Net Loss Ratio for Preceding Collection Period	-0.32%
Net Loss Ratio for Current Collection Period	-1.53%
Average Net Loss Ratio	-0.81%

Cumulative Net Losses for all Periods	5,329,925.71

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-B OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,370,808.06	261
61-90 Days Delinquent	286,057.86	68
91-120 Days Delinquent	50,286.09	19
Total Delinquent Receivables:	1,707,152.01	348
61+ Days Delinquencies as Percentage of Receivables	0.46%	0.44%

Delinquency Ratio for Second Preceding Collection Period		0.39%
Delinquency Ratio for Preceding Collection Period		0.41%
Delinquency Ratio for Current Collection Period		0.44%
Average Delinquency Ratio		0.42%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO